Quarterly Holdings Report
for
Fidelity® Sustainable Core Plus Bond ETF
May 31, 2025
CPB-NPRT3-0725
1.9904947.103
Asset-Backed Securities - 4.8%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 3.1%
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	100,000	100,094
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	264,130	264,227
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		364,321
MULTI-NATIONAL - 1.3%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	150,000	149,582
UNITED STATES - 0.4%
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	47,375	44,771
TOTAL ASSET-BACKED SECURITIES (Cost $555,598)		558,674

Bank Loan Obligations - 1.2%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (b)(c)(e)(f)	5,000	4,938
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (b)(c)(f)	1,995	1,833
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(c)(f)	997	887
TOTAL FRANCE		2,720
UNITED STATES - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 10.0451% 10/3/2031 (b)(c)(f)	1,008	763
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(c)(e)(f)	2,241	2,061
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(c)(e)(f)	1,759	1,618
		4,442
Media - 0.0%
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (b)(c)(f)	997	984
TOTAL COMMUNICATION SERVICES		5,426

Consumer Discretionary - 0.3%
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (b)(c)(f)	1,984	1,880
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (b)(c)(f)	7,928	6,750
Hotels, Restaurants & Leisure - 0.2%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (b)(c)(f)	1,992	1,935
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (b)(c)(f)	5,000	4,955
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (b)(c)(f)	1,000	926
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (b)(c)(f)	6,917	6,645
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (b)(c)(f)	995	962
		15,423
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (b)(c)(f)	2,999	2,637
Specialty Retail - 0.0%
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (b)(c)(f)	4,963	4,430
TOTAL CONSUMER DISCRETIONARY		31,120

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (b)(c)(f)	2,018	1,866
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (b)(c)(f)	588	544
		2,410
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (b)(c)(f)	10,000	5,411
Financials - 0.1%
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/30/2032 (b)(c)(e)(f)	5,000	4,950
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (b)(c)(f)	4,000	3,961
		8,911
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (b)(c)(f)	2,000	1,928
TOTAL FINANCIALS		10,839

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7992% 6/28/2029 (b)(c)(f)	837	740
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (b)(c)(f)	2,000	1,957
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 7/1/2031 (b)(c)(f)	4,963	3,330
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (b)(c)(e)(f)	5,000	4,963
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.0914% 1/31/2029 (b)(c)(f)	2,011	1,992
		12,982
Industrials - 0.1%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/29/2029 (b)(c)(f)	1,000	899
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (b)(c)(f)	2,982	2,479
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (b)(c)(f)	2,987	2,789
		5,268
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.791% 1/31/2028 (b)(c)(f)	997	965
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (b)(c)(f)	997	935
		1,900
TOTAL INDUSTRIALS		8,067

Information Technology - 0.4%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (b)(c)(f)	3,000	3,026
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0177% 2/12/2029 (b)(c)(f)	1,000	806
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (b)(c)(f)	2,987	2,799
		3,605
Software - 0.3%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (b)(c)(f)	940	932
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (b)(c)(f)	10,987	10,831
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (b)(c)(f)	1,000	862
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (b)(c)(f)	5,000	4,873
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (b)(c)(f)	1,995	1,930
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4327% 6/4/2029 (b)(c)(f)	2,000	1,922
		21,350
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(c)(f)	6,000	5,910
TOTAL INFORMATION TECHNOLOGY		33,891

Materials - 0.1%
Chemicals - 0.1%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5943% 6/9/2028 (b)(c)(f)	987	809
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (b)(c)(f)(g)	233	232
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (b)(c)(f)	368	368
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (b)(c)(f)	2,990	2,837
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (b)(c)(f)	706	678
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (b)(c)(f)	4,770	4,562
		9,486
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 4/23/2029 (b)(c)(e)(f)	3,000	2,634
TOTAL MATERIALS		12,120

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (b)(c)(f)	6,995	6,907
TOTAL UNITED STATES		129,173
TOTAL BANK LOAN OBLIGATIONS (Cost $142,365)		136,831

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 5.0935% 8/15/2036 (b)(c)(d) (Cost $121,556)	125,000	119,385

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	95	237
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (h)(i)	134	1,693
Cano Health LLC warrants (h)(i)	15	67
		1,760
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	24	144
Spirit Aviation Holdings Inc	15	89
		233
TOTAL UNITED STATES		2,230
TOTAL COMMON STOCKS (Cost $7,276)		2,230

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	5,125	4,919
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	2,000	1,828
ON Semiconductor Corp 0% 5/1/2027 (j)	2,000	2,158
Wolfspeed Inc 1.875% 12/1/2029	8,000	1,440
		5,426
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (d)(j)	4,000	3,720
Core Scientific Inc 3% 9/1/2029 (d)	1,000	1,275
		4,995
TOTAL INFORMATION TECHNOLOGY		10,421

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	4,000	3,778
Redfin Corp 0.5% 4/1/2027	5,000	4,444
		8,222
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	2,000	2,075
TOTAL UNITED STATES		25,637
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $28,153)		25,637

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (i) (Cost $2,480)	103	2,480

Foreign Government and Government Agency Obligations - 0.5%
		Principal Amount (a)	Value ($)
GERMANY - 0.5%
German Federal Republic 0% 8/15/2030 (k)	EUR	22,000	22,462
German Federal Republic 0% 8/15/2031 (k)	EUR	8,000	7,952
German Federal Republic 2.6% 8/15/2034 (k)	EUR	28,000	32,120
TOTAL GERMANY			62,534
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $59,451)			62,534

Non-Convertible Corporate Bonds - 41.0%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 8% 11/1/2027 (d)		4,000	3,996
Mineral Resources Ltd 8.125% 5/1/2027 (d)		3,000	3,002

TOTAL AUSTRALIA			6,998
CANADA - 1.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
TELUS Corp 3.4% 5/13/2032		45,000	40,181
Consumer Discretionary - 0.1%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (d)(l)		5,000	4,999
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		5,000	5,029
TOTAL CONSUMER DISCRETIONARY			10,028

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (d)		55,000	36,286
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6.75% 6/15/2033 (d)		5,000	5,070
Bombardier Inc 7% 6/1/2032 (d)		5,000	5,114
Bombardier Inc 7.25% 7/1/2031 (d)		5,000	5,156
			15,340
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (d)		7,000	6,515
Open Text Corp 3.875% 2/15/2028 (d)		1,000	958
Open Text Holdings Inc 4.125% 12/1/2031 (d)		2,000	1,812
Open Text Holdings Inc 4.125% 2/15/2030 (d)		5,000	4,668
			13,953
Materials - 0.2%
Chemicals - 0.1%
NOVA Chemicals Corp 4.25% 5/15/2029 (d)		1,000	956
NOVA Chemicals Corp 7% 12/1/2031 (d)		5,000	5,229
NOVA Chemicals Corp 9% 2/15/2030 (d)		5,000	5,384
			11,569
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (d)		5,000	4,999
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		1,000	991
Hudbay Minerals Inc 6.125% 4/1/2029 (d)		2,000	2,005
			7,995
TOTAL MATERIALS			19,564

TOTAL CANADA			135,352
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		4,000	3,814
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		2,000	2,001
TOTAL CHILE			5,815
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		5,000	2,290
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		2,000	1,400
			3,690
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		3,000	2,594
TOTAL COLOMBIA			6,284
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (d)		3,000	2,921
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		6,000	6,238
FRANCE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 7/15/2029 (d)		18,000	15,189
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)		8,000	8,346
Viridien 10% 10/15/2030 (d)		2,000	1,887
			10,233
Financials - 0.9%
Banks - 0.9%
BNP Paribas SA 0.875% 7/11/2030 (b)(k)	EUR	100,000	104,039
TOTAL FRANCE			129,461
GERMANY - 0.9%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (d)		5,000	4,748
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Vonovia SE 0.625% 3/24/2031 (k)	EUR	100,000	97,387
TOTAL GERMANY			102,135
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		3,000	2,883
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		1,000	816
Tullow Oil PLC 10.25% 5/15/2026 (d)		5,000	4,326

TOTAL GHANA			8,025
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		2,000	2,022
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		1,000	922
IRELAND - 1.1%
Financials - 1.1%
Banks - 1.0%
AIB Group PLC 2.875% 5/30/2031 (b)(k)	EUR	100,000	113,175
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		1,000	986
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		5,000	4,970
GGAM Finance Ltd 6.875% 4/15/2029 (d)		5,000	5,093
GGAM Finance Ltd 8% 2/15/2027 (d)		2,000	2,058
GGAM Finance Ltd 8% 6/15/2028 (d)		5,000	5,253
			17,374
TOTAL IRELAND			131,535
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(k)		1,000	986
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(k)		2,000	1,898
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(k)		6,000	5,508
Energean PLC 6.5% 4/30/2027 (d)		5,000	4,887

TOTAL ISRAEL			13,279
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (d)		7,000	5,350
Altice France Holding SA 6% 2/15/2028 (d)		4,000	1,457

TOTAL LUXEMBOURG			6,807
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		2,000	2,008
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		50,000	43,275
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (d)		2,000	1,955
IHS Holding Ltd 6.25% 11/29/2028 (d)		2,000	1,931
IHS Holding Ltd 8.25% 11/29/2031 (d)		5,000	4,971

TOTAL NIGERIA			8,857
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		3,000	2,941
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		7,000	6,966
TOTAL PANAMA			9,907
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		3,000	2,912
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		5,000	4,227
SPAIN - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)		2,000	1,914
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		2,000	1,833
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		1,000	807

TOTAL SWITZERLAND			2,640
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		1,000	1,017
UNITED KINGDOM - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		1,000	953
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		2,000	2,205
Financials - 1.1%
Banks - 1.1%
NatWest Group PLC 2.057% 11/9/2028 (b)(k)	GBP	100,000	125,694
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca Finance LLC 1.75% 5/28/2028		70,000	65,290
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		10,000	9,888
TOTAL UNITED KINGDOM			204,030
UNITED STATES - 33.7%
Communication Services - 2.9%
Diversified Telecommunication Services - 1.0%
Level 3 Financing Inc 10% 10/15/2032 (d)		1,000	1,005
Level 3 Financing Inc 11% 11/15/2029 (d)		1,333	1,512
Level 3 Financing Inc 3.625% 1/15/2029 (d)		4,000	3,320
Level 3 Financing Inc 3.75% 7/15/2029 (d)		1,000	821
Level 3 Financing Inc 3.875% 10/15/2030 (d)		3,000	2,528
Level 3 Financing Inc 4% 4/15/2031 (d)		12,000	9,930
Level 3 Financing Inc 4.25% 7/1/2028 (d)		2,000	1,780
Level 3 Financing Inc 4.5% 4/1/2030 (d)		1,000	879
Lumen Technologies Inc 4.125% 4/15/2030 (d)		1,000	971
Lumen Technologies Inc 4.5% 1/15/2029 (d)		1,000	885
Verizon Communications Inc 5.05% 5/9/2033		95,000	95,126
			118,757
Entertainment - 0.4%
Walt Disney Co/The 2.65% 1/13/2031		55,000	50,110
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (d)		5,000	5,065
ZipRecruiter Inc 5% 1/15/2030 (d)		6,000	5,175
			10,240
Media - 1.4%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		2,000	1,527
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		5,000	4,316
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		18,000	16,664
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)		3,000	2,864
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)		5,000	4,948
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		5,000	5,065
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)		8,000	8,379
CSC Holdings LLC 3.375% 2/15/2031 (d)		11,000	7,205
CSC Holdings LLC 4.625% 12/1/2030 (d)		7,000	3,220
DISH DBS Corp 5.125% 6/1/2029		5,000	3,287
DISH DBS Corp 7.375% 7/1/2028		1,000	687
EchoStar Corp 10.75% 11/30/2029		2,279	2,290
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		1,037	892
Univision Communications Inc 7.375% 6/30/2030 (d)		8,000	7,479
Univision Communications Inc 8.5% 7/31/2031 (d)		12,000	11,522
Warnermedia Holdings Inc 4.279% 3/15/2032		54,000	45,824
Warnermedia Holdings Inc 5.141% 3/15/2052		56,000	36,302
			162,471
TOTAL COMMUNICATION SERVICES			341,578

Consumer Discretionary - 3.3%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		4,000	3,971
Automobiles - 0.3%
General Motors Co 5.4% 10/15/2029		20,000	20,143
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.1513% 10/15/2026 (b)(c)(d)		9,000	9,045
			29,188
Broadline Retail - 0.2%
CMG Media Corp 8.875% 6/18/2029 (d)		1,000	919
GrubHub Holdings Inc 5.5% 7/1/2027 (d)		2,000	1,845
Kohl's Corp 4.25% 7/17/2025		3,000	2,978
Nordstrom Inc 4.375% 4/1/2030		4,000	3,609
Wayfair LLC 7.25% 10/31/2029 (d)		11,000	10,713
Wayfair LLC 7.75% 9/15/2030 (d)		6,000	5,879
			25,943
Diversified Consumer Services - 0.2%
Sotheby's 7.375% 10/15/2027 (d)		10,000	9,848
StoneMor Inc 8.5% 5/15/2029 (d)		4,000	3,687
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)		4,000	3,990
			17,525
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp 5.75% 3/15/2030 (d)		10,000	10,024
Carnival Corp 5.875% 6/15/2031 (d)		5,000	5,003
Carnival Corp 6.125% 2/15/2033 (d)		5,000	5,013
CEC Entertainment LLC 6.75% 5/1/2026 (d)		3,000	2,951
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)		4,000	3,900
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		5,000	5,034
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		3,000	3,029
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		2,000	1,507
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		5,000	4,942
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		5,000	5,018
Yum! Brands Inc 4.625% 1/31/2032		5,000	4,741
			51,162
Household Durables - 0.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		2,000	1,962
LGI Homes Inc 7% 11/15/2032 (d)		5,000	4,643
Newell Brands Inc 6.375% 5/15/2030		3,000	2,815
Newell Brands Inc 6.875% 4/1/2036 (m)		1,000	919
Newell Brands Inc 7% 4/1/2046 (m)		1,000	813
Newell Brands Inc 8.5% 6/1/2028 (d)		4,000	4,139
Tri Pointe Homes Inc 5.25% 6/1/2027		2,000	1,980
			17,271
Specialty Retail - 1.7%
Carvana Co 11% 6/1/2030 pay-in-kind (b)(d)		1,065	1,123
Carvana Co 14% 6/1/2031 pay-in-kind (b)(d)		4,797	5,564
Carvana Co 4.875% 9/1/2029 (d)		1,000	890
Carvana Co 5.625% 10/1/2025 (d)		5,000	4,970
Carvana Co 9% 12/1/2028 pay-in-kind (b)(d)		1,921	1,974
Champions Financing Inc 8.75% 2/15/2029 (d)		2,000	1,863
Home Depot Inc/The 3.25% 4/15/2032		50,000	45,694
LBM Acquisition LLC 6.25% 1/15/2029 (d)		2,000	1,606
Lowe's Cos Inc 3.75% 4/1/2032		50,000	46,532
Lowe's Cos Inc 4.25% 4/1/2052		50,000	37,937
Staples Inc 10.75% 9/1/2029 (d)		3,000	2,716
Staples Inc 12.75% 1/15/2030 (d)		3,514	2,262
TJX Cos Inc/The 3.875% 4/15/2030		40,000	39,198
			192,329
Textiles, Apparel & Luxury Goods - 0.4%
Levi Strauss & Co 3.5% 3/1/2031 (d)		1,000	894
Tapestry Inc 3.05% 3/15/2032		55,000	47,994
			48,888
TOTAL CONSUMER DISCRETIONARY			386,277

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		4,000	3,891
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		5,000	5,076
C&S Group Enterprises LLC 5% 12/15/2028 (d)		3,000	2,553
Performance Food Group Inc 4.25% 8/1/2029 (d)		3,000	2,859
Performance Food Group Inc 6.125% 9/15/2032 (d)		2,000	2,016
US Foods Inc 5.75% 4/15/2033 (d)		5,000	4,912
			21,307
Food Products - 1.0%
General Mills Inc 2.25% 10/14/2031		115,000	98,626
Post Holdings Inc 4.625% 4/15/2030 (d)		3,000	2,839
Post Holdings Inc 6.25% 2/15/2032 (d)		5,000	5,084
Post Holdings Inc 6.375% 3/1/2033 (d)		5,000	4,963
			111,512
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		3,000	3,025
TOTAL CONSUMER STAPLES			135,844

Energy - 1.0%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		2,000	2,011
Nabors Industries Inc 7.375% 5/15/2027 (d)		3,000	2,880
Nabors Industries Ltd 7.5% 1/15/2028 (d)		3,000	2,506
Oceaneering International Inc 6% 2/1/2028		6,000	5,919
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		1,000	1,000
			14,316
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp 7.125% 2/1/2026 (d)		4,000	3,997
California Resources Corp 8.25% 6/15/2029 (d)		10,000	10,018
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		4,000	3,856
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		1,000	927
CNX Resources Corp 6% 1/15/2029 (d)		2,000	1,985
CNX Resources Corp 7.25% 3/1/2032 (d)		5,000	5,095
CNX Resources Corp 7.375% 1/15/2031 (d)		5,000	5,120
CVR Energy Inc 8.5% 1/15/2029 (d)		3,000	2,928
Excelerate Energy LP 8% 5/15/2030 (d)		5,000	5,176
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		4,000	4,017
Global Partners LP / GLP Finance Corp 7% 8/1/2027		1,000	1,002
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		3,000	2,717
New Fortress Energy Inc 6.5% 9/30/2026 (d)		1,000	599
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		4,000	4,016
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		5,000	4,780
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		12,000	11,496
Sunoco LP 6.25% 7/1/2033 (d)		5,000	5,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		6,000	5,749
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		19,000	18,109
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		5,000	5,265
			101,852
TOTAL ENERGY			116,168

Financials - 5.8%
Banks - 1.4%
Bank of America Corp 2.687% 4/22/2032 (b)		40,000	35,327
Bank of America Corp 5.015% 7/22/2033 (b)		24,000	23,917
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		12,000	11,682
JPMorgan Chase & Co 2.963% 1/25/2033 (b)		40,000	35,383
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		13,000	12,883
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		8,000	8,116
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		9,000	9,157
Santander Holdings USA Inc 5.807% 9/9/2026 (b)		15,000	15,030
Santander Holdings USA Inc 6.499% 3/9/2029 (b)		10,000	10,358
Western Alliance Bancorp 3% 6/15/2031 (b)		4,000	3,693
			165,546
Capital Markets - 1.5%
Coinbase Global Inc 3.625% 10/1/2031 (d)		1,000	870
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		19,000	16,780
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)		70,000	68,749
Morgan Stanley 4.889% 7/20/2033 (b)		31,000	30,536
Morgan Stanley 5.192% 4/17/2031 (b)		7,000	7,102
Morgan Stanley 5.664% 4/17/2036 (b)		5,000	5,082
State Street Corp 3.031% 11/1/2034 (b)		45,000	41,020
			170,139
Consumer Finance - 0.8%
Ally Financial Inc 5.737% 5/15/2029 (b)		55,000	55,539
Ally Financial Inc 6.646% 1/17/2040 (b)		2,000	1,920
Encore Capital Group Inc 8.5% 5/15/2030 (d)		5,000	5,300
Navient Corp 7.875% 6/15/2032		5,000	5,043
OneMain Finance Corp 3.875% 9/15/2028		13,000	12,190
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,056
OneMain Finance Corp 7.125% 9/15/2032 (l)		5,000	5,031
PRA Group Inc 8.875% 1/31/2030 (d)		3,000	3,075
			93,154
Financial Services - 0.3%
Block Inc 3.5% 6/1/2031		11,000	9,939
Block Inc 6.5% 5/15/2032		6,000	6,132
Clue Opco LLC 9.5% 10/15/2031 (d)		1,000	1,030
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,000	991
NFE Financing LLC 12% 11/15/2029 (d)		2,772	1,189
Saks Global Enterprises LLC 11% 12/15/2029 (d)		4,000	1,920
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		5,000	5,063
WEX Inc 6.5% 3/15/2033 (d)		5,000	4,945
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		4,000	4,163
			35,372
Insurance - 1.7%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		3,000	2,968
Equitable Financial Life Global Funding 1.3% 7/12/2026 (d)		100,000	96,574
Marsh & McLennan Cos Inc 2.375% 12/15/2031		110,000	94,856
			194,398
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		2,000	1,952
Starwood Property Trust Inc 6% 4/15/2030 (d)		5,000	4,986
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		5,000	5,071
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		5,000	5,198
			17,207
TOTAL FINANCIALS			675,816

Health Care - 3.7%
Biotechnology - 0.9%
Amgen Inc 3% 2/22/2029		100,000	94,855
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		3,000	2,272
			97,127
Health Care Equipment & Supplies - 0.0%
Insulet Corp 6.5% 4/1/2033 (d)		5,000	5,141
Health Care Providers & Services - 2.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)		5,000	5,095
AMN Healthcare Inc 4% 4/15/2029 (d)		5,000	4,594
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		21,000	17,975
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		1,000	901
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		4,000	3,090
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		1,000	835
Cigna Group/The 3.4% 3/15/2051		55,000	35,705
CVS Health Corp 6.75% 12/10/2054 (b)		19,000	18,495
CVS Health Corp 7% 3/10/2055 (b)		4,000	4,029
DaVita Inc 6.75% 7/15/2033 (d)		5,000	5,052
DaVita Inc 6.875% 9/1/2032 (d)		5,000	5,079
Encompass Health Corp 4.625% 4/1/2031		5,000	4,768
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		3,000	2,988
Humana Inc 3.7% 3/23/2029		70,000	67,241
ModivCare Inc 5% 10/1/2029 (d)		1,000	50
Molina Healthcare Inc 6.25% 1/15/2033 (d)		6,000	5,990
Owens & Minor Inc 10% 4/15/2030 (d)		5,000	5,223
Owens & Minor Inc 4.5% 3/31/2029 (d)		1,000	817
Owens & Minor Inc 6.625% 4/1/2030 (d)		5,000	4,234
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		4,000	3,872
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		5,000	5,080
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		3,882	3,901
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(d)		1,048	1,012
Tenet Healthcare Corp 6.125% 10/1/2028		25,000	25,036
Tenet Healthcare Corp 6.125% 6/15/2030		1,000	1,009
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		4,000	4,066
			236,137
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (d)		2,000	1,993
IQVIA Inc 5% 5/15/2027 (d)		3,000	2,981
			4,974
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		10,000	9,605
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co 2.95% 3/15/2032		25,000	22,350
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		8,000	6,722
Zoetis Inc 2% 5/15/2030		50,000	44,390
			73,462
TOTAL HEALTH CARE			426,446

Industrials - 3.0%
Aerospace & Defense - 0.2%
ATI Inc 4.875% 10/1/2029		6,000	5,820
ATI Inc 7.25% 8/15/2030		5,000	5,236
TransDigm Inc 6% 1/15/2033 (d)		4,000	3,958
TransDigm Inc 6.375% 3/1/2029 (d)		5,000	5,081
			20,095
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (d)		7,000	6,898
Building Products - 0.7%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		1,000	1,012
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (b)(d)		3,000	2,850
Builders FirstSource Inc 6.375% 3/1/2034 (d)		5,000	4,982
Builders FirstSource Inc 6.75% 5/15/2035 (d)		5,000	5,028
Carrier Global Corp 2.493% 2/15/2027		70,000	67,820
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		4,000	2,904
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)		3,000	2,406
			87,002
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (d)		10,000	8,498
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		10,000	8,969
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		3,000	2,839
OT Midco Inc 10% 2/15/2030 (d)		3,000	2,499
Reworld Holding Corp 4.875% 12/1/2029 (d)		14,000	13,256
			36,061
Electrical Equipment - 0.1%
Atkore Inc 4.25% 6/1/2031 (d)		4,000	3,633
Sensata Technologies BV 4% 4/15/2029 (d)		4,000	3,755
WESCO Distribution Inc 6.375% 3/15/2033 (d)		5,000	5,093
			12,481
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)		5,000	5,038
Industrial Conglomerates - 1.0%
Honeywell International Inc 1.75% 9/1/2031		55,000	46,271
Trane Technologies Financing Ltd 3.8% 3/21/2029		60,000	58,951
			105,222
Machinery - 0.5%
Chart Industries Inc 9.5% 1/1/2031 (d)		2,000	2,131
Enpro Inc 6.125% 6/1/2033 (d)		5,000	5,037
Otis Worldwide Corp 2.565% 2/15/2030		50,000	45,599
Terex Corp 6.25% 10/15/2032 (d)		2,000	1,967
			54,734
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		3,000	2,968
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (b)(d)		631	488
			3,456
Trading Companies & Distributors - 0.1%
Foundation Building Materials Inc 6% 3/1/2029 (d)		1,000	852
Herc Holdings Escrow Inc 7% 6/15/2030 (d)(l)		5,000	5,151
Herc Holdings Escrow Inc 7.25% 6/15/2033 (d)(l)		5,000	5,146
QXO Building Products Inc 6.75% 4/30/2032 (d)		5,000	5,127
			16,276
TOTAL INDUSTRIALS			347,263

Information Technology - 1.6%
Communications Equipment - 0.0%
Viasat Inc 6.5% 7/15/2028 (d)		1,000	917
Viasat Inc 7.5% 5/30/2031 (d)		2,000	1,596
			2,513
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 6.2% 7/15/2030		45,000	47,663
Insight Enterprises Inc 6.625% 5/15/2032 (d)		5,000	5,095
TTM Technologies Inc 4% 3/1/2029 (d)		2,000	1,901
			54,659
IT Services - 0.1%
CoreWeave Inc 9.25% 6/1/2030 (d)		3,000	2,997
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		12,000	11,201
			14,198
Semiconductors & Semiconductor Equipment - 0.7%
Entegris Inc 3.625% 5/1/2029 (d)		9,000	8,393
Entegris Inc 5.95% 6/15/2030 (d)		10,000	10,005
Micron Technology Inc 2.703% 4/15/2032		55,000	46,883
ON Semiconductor Corp 3.875% 9/1/2028 (d)		6,000	5,731
Wolfspeed Inc 7.9583% 6/23/2030 (d)(g)(i)(m)		5,014	4,826
			75,838
Software - 0.2%
Elastic NV 4.125% 7/15/2029 (d)		4,000	3,751
Fair Isaac Corp 6% 5/15/2033 (d)		5,000	4,991
Gen Digital Inc 6.25% 4/1/2033 (d)		5,000	5,056
Gen Digital Inc 7.125% 9/30/2030 (d)		3,000	3,096
Rackspace Finance LLC 3.5% 5/15/2028 (d)		1,670	601
UKG Inc 6.875% 2/1/2031 (d)		5,000	5,152
			22,647
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		5,000	5,010
Seagate HDD Cayman 4.125% 1/15/2031		3,000	2,780
Seagate HDD Cayman 5.75% 12/1/2034		2,000	1,963
Western Digital Corp 2.85% 2/1/2029		4,000	3,656
Western Digital Corp 3.1% 2/1/2032		4,000	3,453
			16,862
TOTAL INFORMATION TECHNOLOGY			186,717

Materials - 0.9%
Chemicals - 0.7%
Celanese US Holdings LLC 6.5% 4/15/2030		5,000	5,039
Celanese US Holdings LLC 6.75% 4/15/2033		5,000	4,866
Chemours Co/The 4.625% 11/15/2029 (d)		13,000	10,634
GPD Cos Inc 10.125% 4/1/2026 (d)		2,000	1,923
International Flavors & Fragrances Inc 2.3% 11/1/2030 (d)		40,000	34,862
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		3,645	3,230
Mativ Holdings Inc 8% 10/1/2029 (d)		2,000	1,706
Olin Corp 5% 2/1/2030		5,000	4,732
Olin Corp 6.625% 4/1/2033 (d)		5,000	4,786
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		8,000	7,426
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		2,000	2,097
			81,301
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		4,000	4,065
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		9,000	7,985
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		1,000	1,002
Crown Americas LLC 5.875% 6/1/2033 (d)		5,000	4,966
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		5,000	5,007
Sealed Air Corp 6.5% 7/15/2032 (d)		5,000	5,121
			24,081
Metals & Mining - 0.0%
Novelis Corp 3.25% 11/15/2026 (d)		1,000	981
TOTAL MATERIALS			110,428

Real Estate - 3.9%
Diversified REITs - 0.6%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		11,000	10,021
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		3,000	3,183
WP Carey Inc 2.45% 2/1/2032		70,000	58,844
			72,048
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc 2% 5/18/2032		70,000	56,485
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		3,000	2,274
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		5,000	4,358
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		5,000	5,125
			68,242
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(l)(n)		2,000	2,034
Industrial REITs - 0.5%
Prologis LP 2.875% 11/15/2029		65,000	60,660
Office REITs - 1.3%
Boston Properties LP 2.45% 10/1/2033		75,000	58,796
Boston Properties LP 6.75% 12/1/2027		8,000	8,347
COPT Defense Properties LP 2% 1/15/2029		40,000	35,835
Hudson Pacific Properties LP 5.95% 2/15/2028		54,000	46,427
			149,405
Real Estate Management & Development - 0.6%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		800	731
CBRE Services Inc 2.5% 4/1/2031		55,000	47,982
Forestar Group Inc 6.5% 3/15/2033 (d)		5,000	4,958
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		5,000	4,540
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		7,000	6,825
			65,036
Retail REITs - 0.3%
Brixmor Operating Partnership LP 5.75% 2/15/2035		30,000	30,314
Specialized REITs - 0.0%
Iron Mountain Inc 4.875% 9/15/2027 (d)		5,000	4,941
TOTAL REAL ESTATE			452,680

Utilities - 6.4%
Electric Utilities - 3.2%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		75,000	71,461
DPL Inc 4.35% 4/15/2029		14,000	13,474
Duke Energy Carolinas LLC 3.95% 11/15/2028		65,000	64,294
Edison International 6.25% 3/15/2030		1,000	1,013
Edison International 7.875% 6/15/2054 (b)		4,000	3,848
Edison International 8.125% 6/15/2053 (b)		3,000	2,964
Northern States Power Co/MN 2.25% 4/1/2031		80,000	71,150
NRG Energy Inc 5.75% 7/15/2029 (d)		6,000	5,935
NRG Energy Inc 6% 2/1/2033 (d)		5,000	4,955
NRG Energy Inc 6.25% 11/1/2034 (d)		2,000	2,001
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		45,000	42,690
PG&E Corp 7.375% 3/15/2055 (b)		1,000	979
Wisconsin Electric Power Co 4.75% 9/30/2032		65,000	65,010
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (d)		1,000	967
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)		5,000	5,025
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		5,000	5,221
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		5,000	5,245
			366,232
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The 1.375% 1/15/2026		70,000	68,411
AES Corp/The 2.45% 1/15/2031		68,000	58,146
AES Corp/The 6.95% 7/15/2055 (b)		7,000	6,641
Sunnova Energy Corp 5.875% 9/1/2026 (d)		2,000	594
TerraForm Power Operating LLC 4.75% 1/15/2030 (d)		16,000	15,082
			148,874
Multi-Utilities - 1.9%
Dominion Energy Inc 2.25% 8/15/2031		80,000	68,541
NiSource Inc 1.7% 2/15/2031		120,000	101,437
Puget Energy Inc 4.224% 3/15/2032		60,000	55,287
			225,265
TOTAL UTILITIES			740,371

TOTAL UNITED STATES			3,919,588
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		4,000	3,951
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,866,731)			4,762,120

Preferred Securities - 1.1%
		Principal Amount (a)	Value ($)
SPAIN - 1.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Telefonica Europe BV 2.502% (b)(k)(o)	EUR	100,000	111,118
UNITED STATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (b)(o)		5,000	5,019
Energy Transfer LP Series G, 7.125% (b)(o)		1,000	1,007
			6,026
Financials - 0.1%
Banks - 0.0%
BW Real Estate Inc 9.5% (b)(d)(o)		3,000	3,047
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(o)		1,000	875
Ally Financial Inc 4.7% (b)(o)		5,000	4,735
			5,610
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(i)(o)		1,028	1,044
TOTAL FINANCIALS			9,701

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (b)(d)(o)		1,000	1,004
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(o)		2,000	1,806
TOTAL UNITED STATES			18,537
TOTAL PREFERRED SECURITIES (Cost $116,352)			129,655

U.S. Government Agency - Mortgage Securities - 23.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.1%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	21,971	18,739
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	96,784	75,401
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,425	19,285
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	42,340	34,659
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	36,224	31,125
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	19,138	16,444
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	46,266	42,050
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	21,414	19,885
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	58,762	56,951
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	42,144	40,954
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	46,747	46,380
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	48,021	47,675
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	47,891	48,472
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	15,488	15,922
Freddie Mac Gold Pool 1.5% 4/1/2051	43,947	32,478
Freddie Mac Gold Pool 2% 11/1/2050	53,470	41,890
Freddie Mac Gold Pool 2.5% 12/1/2051	42,769	35,010
Freddie Mac Gold Pool 2.5% 9/1/2051	29,772	24,511
Freddie Mac Gold Pool 3% 5/1/2035	34,402	32,740
Freddie Mac Gold Pool 3% 5/1/2051	21,444	18,463
Freddie Mac Gold Pool 4.5% 12/1/2052	43,673	41,334
Freddie Mac Gold Pool 5.5% 3/1/2055	74,993	74,288
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	37,844	38,672
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	38,051	39,627
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	35,751	37,288
Ginnie Mae I Pool 4.5% 4/20/2053	45,129	42,783
Ginnie Mae I Pool 5% 10/20/2054	24,722	24,000
Ginnie Mae II Pool 2% 1/20/2051	48,485	38,971
Ginnie Mae II Pool 2% 2/20/2051	19,596	15,751
Ginnie Mae II Pool 2% 2/20/2052	44,452	35,729
Ginnie Mae II Pool 2% 3/20/2052	23,343	18,770
Ginnie Mae II Pool 2.5% 5/20/2052	23,138	19,411
Ginnie Mae II Pool 2.5% 8/20/2051	92,572	77,647
Ginnie Mae II Pool 3% 6/1/2055 (l)	75,000	65,362
Ginnie Mae II Pool 3.5% 6/1/2055 (l)	50,000	44,505
Ginnie Mae II Pool 3.5% 7/1/2055 (l)	25,000	22,243
Ginnie Mae II Pool 6% 6/1/2055 (l)	200,000	201,597
Ginnie Mae II Pool 6% 7/1/2055 (l)	200,000	201,638
Uniform Mortgage Backed Securities 2% 6/1/2040 (l)	150,000	135,463
Uniform Mortgage Backed Securities 2% 6/1/2055 (l)	275,000	213,759
Uniform Mortgage Backed Securities 2% 7/1/2055 (l)	200,000	155,547
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (l)	225,000	183,366
Uniform Mortgage Backed Securities 3% 6/1/2055 (l)	75,000	63,844
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (l)	50,000	44,352
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (l)	50,000	44,342
Uniform Mortgage Backed Securities 6% 6/1/2055 (l)	75,000	75,753
Uniform Mortgage Backed Securities 6% 7/1/2055 (l)	25,000	25,218
TOTAL UNITED STATES		2,680,294
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,696,609)		2,680,294

U.S. Treasury Obligations - 28.1%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.99	1,170,000	696,698
US Treasury Bonds 2.25% 5/15/2041 (q)	3.80 to 4.63	39,000	27,760
US Treasury Bonds 3.375% 8/15/2042	3.49 to 3.75	80,000	65,853
US Treasury Bonds 3.625% 2/15/2053	3.63 to 3.76	113,000	90,246
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	132,000	117,898
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	137,000	122,508
US Treasury Bonds 4.625% 5/15/2054	4.64 to 4.65	40,000	38,048
US Treasury Bonds 4.75% 5/15/2055	4.92	56,000	54,565
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	375,000	353,013
US Treasury Notes 3.5% 2/15/2033	3.40 to 3.92	675,000	642,806
US Treasury Notes 3.625% 3/31/2030	3.57	200,000	196,977
US Treasury Notes 3.625% 9/30/2031	3.97	4,000	3,890
US Treasury Notes 3.75% 5/31/2030	3.98 to 4.35	30,000	29,687
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	244,000	235,019
US Treasury Notes 4% 1/31/2029	3.99 to 4.05	60,000	60,185
US Treasury Notes 4% 1/31/2031	4.13	79,000	78,806
US Treasury Notes 4% 2/15/2034	4.28 to 4.35	58,000	56,670
US Treasury Notes 4.125% 8/31/2030	4.61	115,000	115,656
US Treasury Notes 4.25% 11/15/2034	4.22	25,000	24,753
US Treasury Notes 4.25% 5/15/2035	4.49	28,000	27,685
US Treasury Notes 4.375% 11/30/2030	4.35	164,000	166,748
US Treasury Notes 4.625% 2/15/2035	4.26	52,000	52,960
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,681,313)			3,258,431

Money Market Funds - 11.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $1,339,817)	4.32	1,339,550	1,339,818

TOTAL INVESTMENT IN SECURITIES - 112.5% (Cost $13,617,701)	13,078,089
NET OTHER ASSETS (LIABILITIES) - (12.5)%	(1,446,332)
NET ASSETS - 100.0%	11,631,757

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 6/1/2055	(25,000)	(22,252)
Ginnie Mae II Pool 6% 6/1/2055	(200,000)	(201,598)
Uniform Mortgage Backed Securities 2% 6/1/2055	(200,000)	(155,461)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(50,000)	(44,352)
Uniform Mortgage Backed Securities 6% 6/1/2055	(25,000)	(25,250)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(448,913)

TOTAL TBA SALE COMMITMENTS (Proceeds $447,726)		(448,913)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5 Year US Treasury Note Contracts (United States)	3	Sep 2025	324,914	2,551	2,551

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	6,000	USD	6,811	Bank of America NA	6/03/25	2
USD	6,826	EUR	6,000	Bank of America NA	7/08/25	(2)
USD	489,707	EUR	430,000	Goldman Sachs Bank USA	7/08/25	346
USD	127,246	GBP	95,000	BNP Paribas SA	7/08/25	(773)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(427)
Unrealized Appreciation						348
Unrealized Depreciation						(775)

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,953,159 or 16.8% of net assets.

(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,568 and $3,441, respectively.

(h)	Non-income producing
(i)	Level 3 security
(j)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(k)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $622,339 or 5.4% of net assets.

(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	A portion of the security sold on a delayed delivery basis.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,795.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,368,912	1,703,521	1,732,615	42,460	-	-	1,339,818	1,339,550	0.0%
Total	1,368,912	1,703,521	1,732,615	42,460	-	-	1,339,818

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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